Share Capital, Share Premium and Shares Held in Treasury - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Consideration amount for employee benefit trust shares purchased	£ 1	£ 37	£ 37
Total amount held by the Employee Benefit Trust	£ 86	£ 97	£ 94
RELX PLC [member]
Disclosure of classes of share capital [line items]
Total amount held employee benefit trust	61,040
Shares held by the employee benefit trust	5,448,564	6,192,953	6,753,010
Shares held in treasury	50,087,679	50,087,679	42,267,027
Cancellation of treasury shares	0	0
RELX PLC [member] | Shares held in treasury [member]
Disclosure of classes of share capital [line items]
Repurchase of ordinary shares	0	7.8	33.5
Aggregate consideration for repurchase of shares		£ 150